Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP Salaried DPS Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Change in net assets available for benefits per the financial statements	$ 406,648
Adjustment for the net change in contract value of fully benefit-responsive investment contracts	13,570
Change in net assets available for benefits per the Form 5500	$ 420,218